INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
INTANGIBLE ASSETS
Impairment charge	$ 10,346,769
Amortization expense	$ 154,582	$ 230,611	$ 298,431